Condensed Parent Company Balance Sheet - SEK (kr) kr in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Non-Current Financial Assets
Non-current financial assets	kr 5,807	kr 3,915	kr 3,942
Total non-current assets	508,151	447,138	452,060
Current assets
Inventories	730	889
Other current receivables	14,773	11,343	17,713
Prepaid expenses and accrued income	49,739	45,032	9,563
Cash	846,799	955,507	709,306
Total current assets	950,142	1,012,772	736,582
Restricted shareholders' equity
Share capital	2,364	2,094	1,998
Non-restricted shareholders' equity
Retained earnings	(1,820,728)	(1,453,554)	(1,212,237)
Total equity	721,094	1,008,281	963,378
Non-current liabilities
Non-current interest-bearing liabilities	437,392	189,164
Total non-current liabilities	558,705	316,183	103,204
Current liabilities
Accounts payable	81,666	67,971	59,263
Other current liabilities	15,893	13,922	8,991
Total current liabilities	178,494	135,446	122,060
TOTAL EQUITY AND LIABILITIES	1,458,293	1,459,910	1,188,643
Parent Company
Intangible Assets
Intangible assets	32,132	32,132	32,132
Tangible Assets
Equipment	679	514	69
Non-Current Financial Assets
Non-current financial assets	743,169	552,924	369,493
Total non-current assets	775,979	585,570	401,693
Current assets
Inventories	730	889
Other current receivables	25,069	5,699	19,067
Prepaid expenses and accrued income	34,245	41,825	7,579
Cash	790,377	894,455	689,588
Total current assets	850,421	942,868	716,233
TOTAL ASSETS	1,626,401	1,528,439	1,117,926
Restricted shareholders' equity
Share capital	2,364	2,094	1,998
Statutory reserve	3,092	3,092	3,092
Total Restricted shareholders' equity	5,456	5,186	5,090
Non-restricted shareholders' equity
Share premium reserve	2,487,126	2,420,698	2,116,721
Retained earnings	(1,204,528)	(863,175)	(877,494)
Net loss for the period	(248,842)	(354,405)	(242,229)
Total non-restricted shareholders' equity	1,033,756	1,203,117	996,998
Total equity	1,039,212	1,208,303	1,002,088
Non-current liabilities
Provisions	5,149	9,075	5,946
Non-current interest-bearing liabilities	437,392	189,164
Other non-current liabilities	105	105	105
Total non-current liabilities	442,646	198,344	6,051
Current liabilities
Accounts payable	41,346	51,711	50,462
Other current liabilities	50,334	33,466	13,636
Accrued expenses and deferred revenue	52,863	36,615	45,690
Total current liabilities	144,543	121,792	109,787
TOTAL EQUITY AND LIABILITIES	kr 1,626,401	kr 1,528,439	kr 1,117,926